Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Jul. 21, 2019	Sep. 30, 2018	Jul. 01, 2018	Sep. 30, 2017	Sep. 30, 2016	Jul. 25, 2016	Jul. 24, 2016	Jan. 14, 2016	Sep. 30, 2015
C000157745
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,758	$ 11,481	$ 10,611	$ 10,274	$ 11,098	$ 10,849	$ 10,570		$ 10,011		$ 10,019	$ 9,991		$ 10,000
C000084881
Account Value [Line Items]
Line Graph and Table Measure Name	Municipal Class
Account Value	$ 12,101	11,832	10,943	10,602	11,456	11,208	10,925		10,356		10,370	10,346				$ 10,000
C000157746
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,220	11,920	11,014	10,710	11,622	11,299	10,958		10,317		10,367	10,330				10,000
C000030490
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,566	11,304	10,472	10,209	11,105	10,823	10,531		9,935		10,009	9,998				9,699
C000030492
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 11,055	10,895	10,170	9,981	10,948	10,751	10,532		10,011		10,168	10,234				10,000
C000202546
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 11,846	11,555	10,674	10,377	11,258	10,943	10,617		9,988	$ 10,000
C000084883
Account Value [Line Items]
Line Graph and Table Measure Name	Municipal Class
Account Value	$ 12,186	11,895	10,999	10,699	11,617	11,301	10,973		10,332		10,379	10,340				10,000
C000164576
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 22,529	19,124	15,552	13,812	19,300	15,372	14,457		14,552		15,882	13,188			$ 10,000
C000030493
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Class
Account Value	$ 19,724	16,785	13,677	12,175	17,053	13,620	12,844		12,962		14,182	11,804				10,000
C000213292
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 10,390	10,119	9,038	9,010	10,642	10,708	10,172	$ 10,000
C000213293
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 9,812	9,564	8,572	8,568	10,145	10,232	9,738	9,577
C000213294
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 10,559	10,275	9,169	9,139	10,775	10,817	10,188	10,000
C000030494
Account Value [Line Items]
Line Graph and Table Measure Name	Intermediate Duration Class
Account Value	$ 12,066	11,740	10,487	10,442	12,321	12,349	11,612		10,585		10,708	10,633				10,000
C000083494
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 17,850	16,033	12,128	12,039	15,272	12,105	12,160		12,340		11,728	10,284				10,000
C000083495
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 18,210	16,335	12,332	12,213	15,464	12,240	12,270		12,423		11,790	10,314				10,000
C000083498
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 14,660	13,773	11,652	11,461	13,659	12,238	11,817		11,390		11,174	10,583				10,000
C000083499
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 14,876	13,967	11,796	11,581	13,772	12,336	11,889		11,435		11,209	10,592				10,000
C000083496
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 17,752	15,891	12,042	11,984	15,199	12,107	12,072		12,228		11,670	10,237				10,000
C000083497
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 18,109	16,162	12,238	12,159	15,387	12,233	12,165		12,303		11,724	10,261				10,000
C000157747
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,605	11,367	10,542	10,234	11,095	10,725	10,590		9,989		10,040	10,006	$ 10,000
C000030502
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,393	11,188	10,403	10,124	11,011	10,662	10,555		9,981		10,058	10,050				9,697
C000030504
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 10,896	10,783	10,102	9,905	10,855	10,592	10,564		10,065		10,219	10,288				10,000
C000084886
Account Value [Line Items]
Line Graph and Table Measure Name	Municipal Class
Account Value	$ 11,983	11,761	10,914	10,589	11,496	11,120	10,986		10,361		10,420	10,390				10,000
C000083500
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 14,540	13,784	11,827	11,529	13,244	11,813	11,477		11,273		11,067	10,419				10,000
C000083501
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 14,768	13,977	11,969	11,657	13,365	11,896	11,545		11,327		11,103	10,437				10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,919	11,756	10,651	10,375	11,723	11,423	10,974		10,109		10,074	9,987		10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,428	11,260	10,968	12,393	12,076	11,601		10,687		10,650	10,558				10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,428	11,260	10,968	12,393	12,076	11,601		10,687		10,650	10,558				10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,428	11,260	10,968	12,393	12,076	11,601		10,687		10,650	10,558				10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,428	11,260	10,968	12,393	12,076	11,601		10,687		10,650	10,558				10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,770	11,608	10,517	10,244	11,576	11,279	10,836		9,982	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,428	11,260	10,968	12,393	12,076	11,601		10,687		10,650	10,558				10,000
Alliance Bernstein Index: MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Account Value	$ 23,987	20,445	16,220	14,521	20,200	17,089	15,460		15,778		15,907	12,989			$ 10,000
Alliance Bernstein Index: MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Account Value	$ 21,566	18,381	14,582	13,055	18,161	15,364	13,899		14,185		14,301	11,678				10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,689	10,389	9,312	9,252	10,834	10,932	10,218	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,689	10,389	9,312	9,252	10,834	10,932	10,218	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,689	10,389	9,312	9,252	10,834	10,932	10,218	$ 10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,661	10,452	10,385	12,161	12,271	11,470		10,399		10,527	10,519				10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	35,315	25,900	21,296	25,194	19,380	16,830		16,143		13,691	11,543				10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	35,315	25,900	21,296	25,194	19,380	16,830		16,143		13,691	11,543				10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,579	12,205	11,032	10,806	12,287	12,356	11,865		10,723		10,636	10,654				10,000
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,579	12,205	11,032	10,806	12,287	12,356	11,865		10,723		10,636	10,654				10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	35,315	25,900	21,296	25,194	19,380	16,830		16,143		13,691	11,543				10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	35,315	25,900	21,296	25,194	19,380	16,830		16,143		13,691	11,543				10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,919	11,756	10,651	10,375	11,723	11,423	10,974		10,109		10,074	9,987	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,428	11,260	10,968	12,393	12,076	11,601		10,687		10,650	10,558				10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,428	11,260	10,968	12,393	12,076	11,601		10,687		10,650	10,558				10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,428	11,260	10,968	12,393	12,076	11,601		10,687		10,650	10,558				10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,428	11,260	10,968	12,393	12,076	11,601		10,687		10,650	10,558				10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,601	12,428	11,260	10,968	12,393	12,076	11,601		10,687		10,650	10,558				10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 11,845	11,484	10,690	10,451	11,304	11,156	10,716		10,070		10,089	9,989		$ 10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 12,261	11,888	11,065	10,818	11,701	11,548	11,093		10,424		10,443	10,340				10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 12,261	11,888	11,065	10,818	11,701	11,548	11,093		10,424		10,443	10,340				10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 12,261	11,888	11,065	10,818	11,701	11,548	11,093		10,424		10,443	10,340				10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 12,261	11,888	11,065	10,818	11,701	11,548	11,093		10,424		10,443	10,340				10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 11,753	11,395	10,606	10,369	11,216	11,069	10,633		9,992	$ 10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 12,261	11,888	11,065	10,818	11,701	11,548	11,093		10,424		10,443	10,340				10,000
Alliance Bernstein Index:47% Russell 3000/26.4% MSCI ACWI ex-US IMI(net)/6.6% MSCI ACWI Commodity Producers(net)/10% Bloomberg U
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 26,700	23,434	18,686	16,001	19,328	15,549	14,454		14,129		12,894	11,249				10,000
Alliance Bernstein Index:47% Russell 3000/26.4% MSCI ACWI ex-US IMI(net)/6.6% MSCI ACWI Commodity Producers(net)/10% Bloomberg U
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 26,700	23,434	18,686	16,001	19,328	15,549	14,454		14,129		12,894	11,249				10,000
Alliance Bernstein Index:16.9% Russell 3000/9.8% MSCI AC ex-US IMI(net)/3.3% MSCI AC Cmmd Prod(net)/24.5% Bbg US Agg/2
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 17,034	15,848	13,703	12,779	14,731	13,419	12,559		11,796		11,392	10,830				10,000
Alliance Bernstein Index:16.9% Russell 3000/9.8% MSCI AC ex-US IMI(net)/3.3% MSCI AC Cmmd Prod(net)/24.5% Bbg US Agg/2
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 17,034	15,848	13,703	12,779	14,731	13,419	12,559		11,796		11,392	10,830				10,000
Alliance Bernstein Index:47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 26,589	23,337	18,582	15,936	19,327	15,562	14,409		14,083		12,879	11,231				10,000
Alliance Bernstein Index:47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 26,589	23,337	18,582	15,936	19,327	15,562	14,409		14,083		12,879	11,231				10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 11,845	11,484	10,690	10,451	11,304	11,156	10,716		10,070		10,089	9,989	$ 10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 12,261	11,888	11,065	10,818	11,701	11,548	11,093		10,424		10,443	10,340				10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 12,261	11,888	11,065	10,818	11,701	11,548	11,093		10,424		10,443	10,340				10,000
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Account Value	$ 12,261	11,888	11,065	10,818	11,701	11,548	11,093		10,424		10,443	10,340				10,000
Alliance Bernstein Index:19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year
Account Value [Line Items]
Line Graph and Table Measure Name	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS
Account Value	$ 17,247	15,983	13,929	12,946	14,613	13,212	12,279		11,697		11,307	10,683				10,000
Alliance Bernstein Index:19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year
Account Value [Line Items]
Line Graph and Table Measure Name	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS
Account Value	$ 17,247	$ 15,983	$ 13,929	$ 12,946	$ 14,613	$ 13,212	$ 12,279		$ 11,697		$ 11,307	$ 10,683				$ 10,000